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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0675 Expires: October 31, 2021 Estimated average burden hours per response . . 19.307

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

THE FEDERAL DEPOSIT INSURANCE ORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS
(Securitizer)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period
January 1, 2021 to March 31, 2021

	Date of Report (Date of earliest event reported)	March 31, 2021

	Commission File Number of securitizer:	025-00760

	Central Index Key Number of securitizer:	0001009180

Mark Libera (703) 562-2337

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [X]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

[_] Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

____________________________________________________
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

____________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No repurchases occurred during the reporting period.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FEDERAL DEPOSIT INSURANCE CORPORATION, IN ITS CAPACITY AS RECEIVER FOR VARIOUS FAILED DEPOSITORY INSTITUTIONS (Securitizer)

Dated: May 17, 2021

By:	/s/ Kevin Miller	*(Signature)
Name: Kevin Miller
Title: Manager, Capital Markets and Resolutions

*Print name and title of the signing officer under his signature.